Material accounting policies - Estimated useful lives (Details)	12 Months Ended
Dec. 31, 2025
Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Residual value of mainly	10.00%
Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Residual value of mainly	20.00%
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Mainly 25
Containers
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Mainly 13-15
Chassis
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	30 years
Other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	13 years
Dry docking for owned vessels
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Up to 5
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	25 years
Computer systems and communication equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	Mainly 5 years
Computer systems and communication equipment | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	4 years
Computer systems and communication equipment | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	7 years
Others | Minimum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	5 years
Others | Maximum [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives	15 years